INVENTORIES (Details) - Schedule of composition of inventories - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of composition of inventories [Abstract]
Technical stock	$ 284,409	$ 315,286
Non-technical stock	39,165	38,946
Total	$ 323,574	$ 354,232